Financial Instruments and Financial Risk Management - Hierarchy (Details) - CAD ($)	Sep. 30, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Investment in Aqualung Carbon Capture SA	$ 3,426,740	$ 3,221,491
Level 2 of fair value hierarchy
IfrsStatementLineItems [Line Items]
Investment in Aqualung Carbon Capture SA	$ 3,426,740	$ 3,221,491